Fair value of financial instruments - Significant unobservable inputs (Details) - Level 3 of fair value hierarchy [member]		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Non-asset-backed loans [member] | Min [member] | Discounted cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Adjustment to mid market consensus price, significant unobservable inputs, assets and liabilities	[1]	(0.2)	0
Non-asset-backed loans [member] | Min [member] | Comparable pricing [member]
Disclosure of detailed information about financial instruments [line items]
Adjustment to mid market consensus price, significant unobservable inputs, assets and liabilities	[1]	0	0
Non-asset-backed loans [member] | Max [member] | Discounted cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Adjustment to mid market consensus price, significant unobservable inputs, assets and liabilities	[1]	1.39	0
Non-asset-backed loans [member] | Max [member] | Comparable pricing [member]
Disclosure of detailed information about financial instruments [line items]
Adjustment to mid market consensus price, significant unobservable inputs, assets and liabilities	[1]	1.02	0.99
Interest rate derivatives [member] | Min [member] | Discounted cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Inflation forwards, significant unobservable inputs, assets and liabilities	[1]	1.00%	1.00%
Credit spread, significant unobservable inputs, assets and liabilities	[1]	0.06%	0.45%
Interest rate derivatives [member] | Min [member] | Comparable pricing [member]
Disclosure of detailed information about financial instruments [line items]
Adjustment to mid market consensus price, significant unobservable inputs, assets and liabilities	[1]	0.001	0.001
Interest rate derivatives [member] | Min [member] | Option model [member]
Disclosure of detailed information about financial instruments [line items]
Inflation volitility, significant unobservable inputs, assets and liabilities	[1]	0.00%	0.00%
IR IR correlation, significant unobservable inputs, assets and liabilities	[1]	33.00%	35.00%
IFX IR correlation, significant unobservable inputs, assets and liabilities	[1]	(26.00%)	(24.00%)
Interest rate volatility, significant unobservable inputs, assets and liabilities	[1]	(0.30%)	(0.30%)
Interest rate derivatives [member] | Max [member] | Discounted cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Inflation forwards, significant unobservable inputs, assets and liabilities	[1]	2.00%	3.00%
Credit spread, significant unobservable inputs, assets and liabilities	[1]	8.97%	13.20%
Interest rate derivatives [member] | Max [member] | Comparable pricing [member]
Disclosure of detailed information about financial instruments [line items]
Adjustment to mid market consensus price, significant unobservable inputs, assets and liabilities	[1]	0.002	0.001
Interest rate derivatives [member] | Max [member] | Option model [member]
Disclosure of detailed information about financial instruments [line items]
Inflation volitility, significant unobservable inputs, assets and liabilities	[1]	1.00%	1.00%
IR IR correlation, significant unobservable inputs, assets and liabilities	[1]	174.00%	201.00%
IFX IR correlation, significant unobservable inputs, assets and liabilities	[1]	100.00%	99.00%
Interest rate volatility, significant unobservable inputs, assets and liabilities	[1]	0.78%	0.24%
Credit derivatives [member] | Min [member] | Discounted cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Credit spread, significant unobservable inputs, assets and liabilities	[1]	0.10%	0.05%
Credit derivatives [member] | Max [member] | Discounted cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Credit spread, significant unobservable inputs, assets and liabilities	[1]	1.99%	3.53%
Equity derivatives [member] | Min [member] | Option model [member]
Disclosure of detailed information about financial instruments [line items]
Equity Volatility, significant unobservable inputs, assets and liabilities	[1]	25.00%	300.00%
Equity correlation, significant unobservable inputs, assets and liabilities	[1]	0.00%	0.00%
Equity derivatives [member] | Max [member] | Option model [member]
Disclosure of detailed information about financial instruments [line items]
Equity Volatility, significant unobservable inputs, assets and liabilities	[1]	800.00%	726.00%
Equity correlation, significant unobservable inputs, assets and liabilities	[1]	118.00%	50.00%

[1]	A range has not been provided for Net Asset Value as there would be a wide range reflecting the diverse nature of the positions .